As filed with the Securities and Exchange Commission on November 12, 2009
File Nos. 333-159484 and 811-22298
___________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:                                As soon as practicable after the effective
                           date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A

[Subject to Completion]

Nile Pan Africa Equity Fund
Class A Shares – CUSIP Number______________ , Ticker Symbol   ______________
Class C Shares   – CUSIP Number______________ , Ticker Symbol   ______________
Institutional Class Shares  – CUSIP Number______________, Ticker Symbol  ______________
Nile East and Southern Africa Fund,
Class A Shares – CUSIP Number______________ , Ticker Symbol   ______________
Class C Shares – CUSIP Number______________ , Ticker Symbol   ______________
Institutional Class Shares  – CUSIP Number______________, Ticker Symbol  ______________
Nile West Africa Fund,
Class A Shares – CUSIP Number______________ , Ticker Symbol   ______________
Class C Shares – CUSIP Number______________ , Ticker Symbol   ______________
Institutional Class Shares  – CUSIP Number______________, Ticker Symbol  ______________
Nile Africa Natural Resources Fund,
Class A Shares – CUSIP Number______________ , Ticker Symbol   ______________
Class C Shares – CUSIP Number______________ , Ticker Symbol   ______________
Institutional Class Shares  – CUSIP Number______________, Ticker Symbol  ______________

____________________________________________________________________________________

Nile Africa Mutual Funds
Each a series of
Starboard Investment Trust

____________________________________________________________________________________

PROSPECTUS
[____________], 2009

This prospectus contains information about the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor

Nile Capital Management, LLC
623 Fifth Avenue
14th Floor
New York, NY 10022

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page
THE FUNDS	2
Investment Objectives	2
Principal Investment Strategies	2
Nile Pan Africa Equity Fund	2
Nile East and Southern Africa Fund	2
Nile West Africa Fund	2
Nile Africa Natural Resources Fund	2
Principal Risks of Investing in the Funds	3
Performance Information	6
Fees and Expenses of the Fund	6
Disclosure of Portfolio Holdings	9

MANAGEMENT OF THE FUNDS	9
Investment Advisor	9
Board of Trustees	10
Administrator	10
Transfer Agent	10
Distributor	11

INVESTING IN THE FUNDS	11
Purchase and Redemption Price	14
Buying or Selling Shares Through A Financial Intermediary	14
Purchasing Shares	15
Redeeming Your Shares	17
Frequent Purchases and Redemptions	19

OTHER IMPORTANT INVESTMENT INFORMATION	20
Dividends, Distributions, and Taxes	20
Financial Highlights	20
Additional Information	Back Cover

THE FUNDS

INVESTMENT OBJECTIVES

Each of the Nile Pan Africa Equity Fund (the “NPAE Fund ”), Nile East and Southern Africa Fund (the “NESA Fund ”), Nile West Africa Fund (the “NWA Fund”) and Nile Africa Natural Resources Fund (the “ NANR Fund”) seeks long term capital appreciation.

The NPAE Fund, the NESA Fund, the NWA Fund and the NANR Fund are collectively referred to herein as the “Funds” or each a “Fund”.  Each Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders ; provided, however, each Fund will provide at least 60 days’ prior written notice if there is a change to the 80% investment policies described below in the Principal Investment Strategies .

PRINCIPAL INVESTMENT STRATEGIES

In general, the Funds’ investment adviser, Nile Capital Management, LLC (the “Advisor”), looks to invest in growth companies of the future.  The Advisor employs a top down and bottom up approach to identify investment ideas.  The top down approach utilizes a macroeconomic analysis that evaluates a countries outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. The bottom up approach utilizes a fundamental valuation analysis, including meetings by the Advisor with corporate officers and the applicable Central Banks and Ministries of Finance. The Advisor seeks to achieve each Fund’s investment objective by buying and holding investments over a long investment period.

The Nile Pan Africa Equity Fund will normally invest at least 80% of its assets in equity or equity related securities (including, but not limited to, exchange traded funds or equity index futures) of companies that (i) conduct a majority of their business in; (ii) have a majority of their assets in; and/or (iii) derive at least 33% of their revenues from Africa (“the continent”).  The NPAE Fund will invest in growth and value companies, and the investment universe will include all companies across all market capitalization.

The Nile East and Southern Africa Fund will normally invest at least 80% of its assets in equity or equity related securities (including, but not limited to, exchange traded funds or equity index futures) of companies that (i) conduct a majority of their business in; (ii) have a majority of their assets in ; and/ or (iii) derive at least 33% of their revenues from East and Southern Africa.  The countries in this region include: Kenya, Zimbabwe, Botswana, Uganda, Tanzania, Namibia, Angola, Malawi, Mauritius, Zambia, Rwanda, South Africa, Lesotho, Swaziland, Democratic Republic of Congo (DRC) and Mozambique.  The NESA Fund will invest in securities across all sectors and market capitalization.

The Nile West Africa Fund will normally invest at least 80% of its assets in equity or equity related securities (including, but not limited to, exchange traded funds or equity index futures) of companies that (i) conduct a majority of their business in; (ii) have a majority of their assets in ; and/ or (iii) derive at least 33% of their revenues from West Africa.  The countries in this region include: Nigeria, Ghana, Ivory Cost, Benin, Togo, Mali, Niger, Senegal, Guinea Bissau and Burkina Faso. The NWA Fund will invest in securities across all sectors and market capitalization.

The Nile Africa Natural Resources Fund will normally invest at least 80% of its assets in equity or equity related securities ( including, but not limited to, exchange traded funds or equity index futures) of natural resource companies that ((i) conduct a majority of their business in; (ii) have a majority of their assets in; and/or (iii) derive at least 33% of their revenues from Africa.  These companies will be primarily engaged in business related to natural resources including, but not limited to, oil and gas, other energy, mining, agriculture, commodities and chemicals.

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Fixed Income Investments .  In addition to equity securities, each Fund may invest up to 20% of its net assets in government   and corporate bonds of any maturity and any quality including those that are rated below investment grade, such as “junk bonds”.

Portfolio Turnover .  The Funds’ are expected to have low turnover, as the advisor believes minimizing turnover is essential to controlling transaction costs. Transaction costs include commissions, bid-ask spreads, market impact, time delays (the time between the investment decision and implementation), exchange and regulatory fees.  Initially, as the Fund assets grow, the turnover of the portfolio may be high as a result of the Advisor investing the new inflows.

Diversification .  The Funds are non-diversified funds.  The Funds’ investments will be concentrated in certain companies from time to time due to factors such as lack of liquidity or other investment constraints.     In addition, the Funds will hold some assets in cash or cash equivalent investments, including, but not limited to short term investment securities.  In some other cases, the equity Funds may invest in derivative instruments, including but not limited to, index futures or similar instruments to gain exposure to the equity market.

Investments In Africa .  Each of the Funds invest in companies located in, with significant business operation in or that derive significant revenues from Africa , which may include companies listed on stock exchanges outside of Africa, including, but not limited to, the Toronto Stock Exchange, New York Stock Exchange, Australia Stock Exchange and London Stock Exchange.

Temporary Defensive Positions .  The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When any Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

General Risks.  An investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally, the Funds will be subject to the following risks:

•
Foreign Securities:  The Funds will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities.  Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets.  There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

•
Emerging Market Risk:  The Funds will invest a portion of their assets in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities.  Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.  Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to meet cash obligations or take advantage of other investment opportunities .

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•
Frontier Market Risk :  The Funds will invest a portion of their assets in countries with that are considered to be “frontier markets”, which are generally countries that are considered to be a sub-set of those currently considered to be emerging markets.  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Funds’ shares to decline.

•
African Market Risk : Certain of the risks associated with international investments are heightened for investments in African countries. Investment in the securities of African issuers may increase the volatility of the Funds’ net asset value. Certain markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in African countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with other U.S. regulatory requirements for open end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Funds, limit the degree to which the Funds may diversify among securities, industries and countries and may have an adverse impact on the investment performance of the Funds.

•
Currency Risk:  Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

•
Political/Economic Risk:  Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Funds’ investments.

•
Regulatory Risk:  Less information may be available about companies in which the Funds invest because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage, and custody costs, generally are higher than those involving domestic transactions.

•
Market Risk:  Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.  The Funds’ performance per share may change daily based on many factors, including fluctuations in interest rates, the quality of the instruments in the Funds’ investment portfolio, national and international economic conditions, and general market conditions.

•
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives. The portfolio manager’s experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.” See also “New Fund Risk” below.

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•
Portfolio Turnover Risk:  Although the Advisor intends to hold the Funds’ portfolio securities for the long-term, the Advisor may sell such portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses .  The payment of taxes on gains could adversely affect each Fund’s performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  See the section of the prospectus entitled “Financial Highlights” for the Funds’ portfolio turnover rates for prior periods.

•
Non-diversified Funds Risk: The Funds are non-diversified funds. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

•
New Funds Risk:  The Funds were formed in 2009 .  Although formed in 2002, the Advisor did not become registered with the Securities and Exchange Commission (“SEC”) until 2009 and has not previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Funds bear the risk that the Funds may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders.

Equity Securities Risks .   In addition to the General Risks outlined above, the Funds are subject to the following additional risk factors:

•
Equity Securities Risk:  To the extent that the majority of each Fund’s portfolio consists of common stocks, it is expected that each Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•
Small-Cap and Mid-Cap Securities Risk.  The Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Funds’ shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Investment Style Risk:  The Advisor’s investment style may subject the Funds to certain risks.  A portfolio company’s earnings growth may not increase as much as the Advisor assumes it will.  Even if a portfolio company’s earnings grow as the Advisor expects, there may not be a corresponding increase in the portfolio company’s share value.  Also, the Advisor’s determination of reasonable valuation for a portfolio security may be incorrect.  Consequently, each Fund may pay more for a portfolio security than it is worth.

Fixed Income Risks .  In addition to the General Risks and Equity Securities Risks outlined above, to the extent the Funds invest in fixed income securities, they are subject to the following additional risk factors:

•
Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.

5

•
Maturity Risk:  Maturity risk is another factor that can affect the value of the Fund’s debt holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

•
Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio. Because the inflation rates in the countries in which the Funds will invest are generally higher than the inflation rates in more developed countries, the Funds’ fixed income investments bear a greater inflation risk than funds that invest in fixed income securities in more developed countries.

•
Investment-Grade Securities Risk:  Fixed income securities are generally rated by NRSROs.  While fixed income securities rated BBB by Standard & Poor’s® Rating Services (“S&P”) or Baa by Moody’s Investor Services, Inc. (“Moody’s”) are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.   The Funds may also invest in fixed income securities that are not rated by NSROs if, in the opinion of the Advisor, such securities are of an investment quality comparable to other rated investments that are permitted to be purchased by the Funds.   Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

•
Lower-rated Securities or “Junk Bonds” Risk: Fixed income securities rated below BBB by S&P  or Baa by Moody’s are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  These fixed income securities are considered “below investment-grade.”  The retail secondary market for these “junk bonds” may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value.  These risks can reduce value of the Fund’s shares and the income it earns.

PERFORMANCE INFORMATION

Because the Funds have not been in operation for an entire calendar year, there is no performance information to be presented here.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

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Shareholder Fees
(fees paid directly from your investment)

NPAE	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1	5.75%	None	None
Redemption Fee (as a percentage of amount redeemed) 2	None	2.00%	2.00%
Exchange Fee	None	None	None
NESA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1	5.75%	None	None
Redemption Fee (as a percentage of amount redeemed) 2	None	2.00%	2.00%
Exchange Fee	None	None	None
NWA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1	5.75%	None	None
Redemption Fee (as a percentage of amount redeemed) 2	None	2.00%	2.00%
Exchange Fee	None	None	None
NANR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1	5.75%	None	None
Redemption Fee (as a percentage of amount redeemed) 2	None	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets as a % of net assets)

NPAE	Class A	Class C	Institutional Class
Management Fees 3	1.95%	1.95%	1.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses 4	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses 5	3. 00%	3.75%	2 .75%
NESA
Management Fees 3	1.95%	1.95%	1.95%
Distribution and/or Service (12b-1) Fees	0. 25%	1 .00%	None
Other Expenses 4	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses 5	3.00%	3.75%	2.75%
NWA
Management Fees 3	1.95%	1.95%	1.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses 4	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses 5	3.00%	3.75%	2.75%
NANR
Management Fees 3	1.95%	1.95%	1.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses 4	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses5	3. 00%	3.75%	2 .75%

1            Maximum Sales Charge is reduced for purchases of $250,000 or more.

2 The redemption fees described above for the Class C and Institutional Class Shares (collectively, “Redemption Fee”) are charged upon any redemption of Fund shares occurring within five years following the issuance of such shares.  The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating a shareholder’s investment in the Fund and discourage short-term trading of Fund shares.  The Redemption Fee does not apply to shares purchased by reinvesting

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dividends or capital gain distributions, shares exchanged for shares of other funds of the Trust managed by the Advisor, amounts representing capital appreciation of shares, certain redemptions pursuant to a systematic withdrawal plan, certain redemptions upon death or permanent disability of the shareholder, or mandatory distribution from a tax-deferred retirement plan or IRA. The Funds may also require reimbursement from investors who request that their redemptions be wired for wiring fees charged to the Funds by its custodian.  Such wiring fees generally shall not exceed $20.

3 For its services, the Advisor receives a management fee described in more detail in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

4   The Funds have entered into a consolidated fee arrangement with the Funds’ administrator that covers the regular operating expenses of each Fund for an inclusive fee based on each Fund’s average daily net assets.  See the section of the Funds’ Statement of Additional Information (“SAI”) entitled “Management and Other Services Providers – Administrator” for more detailed information.  Beyond the fee paid to the administrator, the Funds do not anticipate that shareholders of the Funds will incur any Other Expenses in the current fiscal year.

5 Since the Funds are newly organized, these expenses are based on estimated expenses for the current fiscal year at an average Fund net asset level of $20 million and include expenses related to any “Acquired Fund” (any investment company in which the Funds invest).  Acquired Fund expenses are estimated to be less than 0.01% of the Fund’s average daily net assets for the current fiscal year.

Example.  This example shows you the expenses you may pay over time by investing in the Funds.  Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Funds versus other mutual funds.  The example assumes the following conditions:

(1)      You invest $10,000 in each of the Class A, Class C and Institutional Class Shares of each Fund for the periods shown;
(2)      You reinvest all dividends and distributions;
(3)      You redeem all of your shares at the end of those periods;
(4)      You earn a 5% total return; and
(5)      Each Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs would be under the conditions listed above.

Fund	Class	1 Year	3 Years
NPAE	Class A	$ 861	$ 1,449
	Class C	$580	$1,354
	Institutional Class	$483	$1,067
NESA	Class A	$ 861	$ 1,449
	Class C	$580	$1,354
	Institutional Class	$483	$1,067
NWA	Class A	$ 861	$ 1,449
	Class C	$ 580	$ 1,354
	Institutional Class	$483	$1,067
NANR	Class A	$861	$1,449
	Class C	$580	$1,354
	Institutional Class	$483	$1,067

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds may, from time to time, make available portfolio holdings information at the following website, http://www.nilefunds.com, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar month.  This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted.  A description of the Fund’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

The Funds’ investment advisor is Nile Capital Management, LLC, 623 Fifth Avenue, 14th Floor, New York, NY 10022.  The Advisor was established in 2002 as a limited liability company organized under the laws of Delaware and registered in 2009 as an investment advisor with SEC under the Investment Advisers Act of 1940, as amended. Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides the Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.  Under the Advisory Agreement, the Funds pays the Advisor a monthly fee based on an annualized  rate of 1.95% of the average  daily net asset value of the Funds.

Portfolio Managers.  The Funds’ portfolios will be managed on a day-to-day basis by Larry Seruma.  In this role, Mr. Seruma will be assisted by a team of investment professionals including Andy Chen and Marc Wiersum.

Mr. Seruma is the Founder and Managing Partner of the Advisor.  In addition, he is the Portfolio Manager of the Nile Capital Management Team. Mr. Seruma has over 19 years of experience in portfolio management, equity and derivatives trading, research and quantitative investment strategies.  Since 2005, he was a Managing Director at Proxima Alfa Investments (USA) LLC, a 100% subsidiary of Banco Bilbao Vizcaya Argentaria (BBVA), an investment management company with approximately $2 billion in assets under management. Prior to joining Proxima Alfa in 2005, Mr. Seruma founded and was Managing Principal of the Advisor , which managed funds with a similar investment strategy to the Funds.  Prior to founding the Advisor in 2002 , Mr. Seruma was a Principal at Barclays Global Investors (“BGI”), a division of Barclays Capital, where, as a member of the Active Strategies Group, he was responsible for developing and implementing execution strategies for long only, long/short and event driven portfolios.  Mr. Seruma was also a member of BGI’s Investment Process Committee.  Prior to joining BGI in 1999, he was an Options Market Maker in the Exchange pits at the Chicago Board of Options Exchange.  Mr. Seruma has authored articles on many financial topics including transaction costs, the economy and market microstructure.  Mr. Seruma obtained an MBA in Analytic Finance and Statistics from the Booth School of Business, The University of Chicago, in 1996.

Mr. Chen has over 10 years of experience in growth investing, research, consumer goods and technology sectors.  Since June 2009, Mr. Chen has served as a Principal of Nile Global Investors LLC.  From July 2005 to May 2009, Mr. Chen was at Proxima Alfa Investments (USA) LLC and had responsibilities in research, quantitative analysis, risk management, and daily portfolio management for Nile Master Fund.  From September 2003 to June 2005, Mr. Chen was a Project Manager at Hewlett-Packard and was responsible for managing in-sourced

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global customer relationship management systems.  From June 1999 to September 2003, Mr. Chen was a Systems Manager at Procter & Gamble managing Global Contact Infrastructure.  Mr. Chen obtained an M.B.A. in Analytic Finance from the Booth School of Business, The University of Chicago, in 2005.

Mr. Wiersum has over 19 years of experience in research, sales and trading, credit, and marketing roles. Since July 2009, Mr. Wiersum has been the Principal in charge of Investor Relations and Capital Raising for Nile Capital Management.  He previously served as a New York-based Private Banker to US-based hedge fund managers from 2004 through 2008 (at Bank of America Private Bank, February 2004 to October 2006 and at HSBC Private Bank, October 2006 to May 2008). From May 2002 through January 2004, Mr. Wiersum established an export finance business as a principal in Brazil during the Latin American currency crisis.  Mr. Wiersum also served in sales and trading roles in Equity Derivatives at Daiwa Securities (June 1995 to January 1997) and Mizuho Securities (May 2001 to May 2002), as well as Fixed Income Derivatives at CSFB (September 1997 to April 1999) and JP Morgan Securities Asia (May 1999 to May 2000). Mr. Wiersum obtained an M.B.A in International Economics, Statistics and Finance from The University of Chicago Booth School of Business in 1995.

The Funds’ SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Funds.

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees’ basis for approving the investment advisory contracts for the Funds can be found, once available, in the Funds’ semi-annual report to shareholders for the period ended November 30, 2010.   You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.

BOARD OF TRUSTEES

The Funds are series of the Starboard Investment Trust (“Trust”), an open-end management investment company that was organized as a Delaware statutory trust on May 13, 2009.   Series of the Trust are authorized to offer multiple classes of shares. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds’ business affairs.

THE ADMINISTRATOR

The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds (with the exception of registration and filing fees), and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and fee agreement, the Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; and fidelity bond and Trustees’ liability insurance premiums.

THE TRANSFER AGENT

Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as the transfer agent and dividend-disbursing agent of the Funds.  As indicated later in the section of this prospectus entitled “Investing in the Funds,” the Transfer Agent will handle orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.

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THE DISTRIBUTOR

Capital Investment Group, Inc. (“Distributor”) is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares.  The Distributor may sell the Funds’ shares to or through qualified securities dealers or others.

Rule 12b-1 Distribution Plan.  The Board of Trustees of the Starboard Investment Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 of the 1940 Act for each Fund. Each Distribution Plan is intended to pay for certain distribution activities and shareholder services from assets attributable to the Class A and Class C Shares of each Fund, respectively .  Under the 12b-1 distribution plan, the Funds may pay 0.25 % per year of the average daily net assets of the each Fund attributable to its Class A Shares and 1.00% per year of the average daily net assets of the each Fund attributable to its Class C Shares for such distribution and shareholder service activities for each respective class of shares.

Because these distribution and shareholder service fees are paid out of the Funds’ assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Funds and cost investors more than other types of sales loads.

Other Expenses.  The Funds will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the  nature of the services performed and relative applicability to each series.  The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.

INVESTING IN THE FUNDS

Through this Prospectus, you may select from three separate classes of shares of the Funds each of which is available for purchase by all investors.  Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses.   The decision as to which class of shares is more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and the sales charges and total operating expenses associated with each class.

Each investor’s considerations are different.  You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you.  Set forth below is a brief description of each class of shares offered by the Funds.

Class A Shares

•	A 5.75% front-end sales charge.
•	No redemption fee.
•	Distribution and service plan (Rule 12b-1) fees of 0.25%.

Class C Shares

•	No front-end sales charge.
•	Redemption Fee of 2% for Class C Shares redeemed within five years of purchase.
•	Distribution and service plan (Rule 12b-1) fees of 1.00%.

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Institutional Class Shares

•	No front-end sales charge.
•	Redemption Fee of 2% for Institutional Class Shares redeemed within five years of purchase.
•	No Distribution and service plan (Rule 12b-1) fees.

Information regarding the Funds’ sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchases, pricing, and redemption of shares of the Funds is available by calling the Funds at 1-800-773-3863 .

CLASS A SHARES

Class A Shares are sold subject to a maximum sales charge of 5.75%, so that the term “offering price” includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares of the Funds. The minimum initial investment is $1,000 . The minimum additional investment is $100. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Sales Charges. The public offering price of Class A Shares of the Funds is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % Of Net Amount Invested	Sales Charge As % Of Public Offering Price	Dealer Discounts and Brokerage Commissions As % Of Public Offering Price
Less than $250,000	6.10%	5.75%	5.50%
$250,000 but less than $500,000	4.71%	4.50%	4.25%
$500,000 or more	4.17%	4.00%	3.75%

Reduced Sales Charges.

• Rights of Accumulation . The sales charge applicable to a current purchase of Class A Shares of a Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the applicable Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify.

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• Letter of Intent . Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the “Letter of Intent” section of the Fund Shares Application. Information about the “Letter of Intent” procedure is contained in the SAI.

• Group Plans . Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants. Information about such arrangements is available from the Distributor.

In order to ensure that the proper sales charge is being charged, please inform the Funds, the Distributor or your financial intermediary, at the time of purchase, of the existence of all your accounts and accounts of your spouse and children under the age of 21 (“Immediate Family Members”) holding shares of the Funds that may be combined in order to obtain a reduced sales charge. You may be required to provide the Funds, Distributor or your financial intermediary with certain information to verify your eligibility for a reduced sales charge, including, to the extent applicable, the following: (i) information or records regarding shares of the Funds held in all your accounts and accounts of your spouse Immediate Family Members at the Funds or at the financial intermediary; and (ii) information or records regarding shares of the Funds held in any of your accounts and accounts of your spouse Immediate Family Members at other financial intermediaries. See the SAI for additional information on reduced sales charges.

Waived Sales Charges. Under certain conditions, Class A Shares of the Funds may be purchased without a sales charge. These conditions may include purchases made through or by the following:

• Employee benefit plans having more than 25 eligible employees or a minimum of $250,000;
• Employees of dealers that are members of the Financial Industry Regulatory Authority, Inc. (formerly the National Association of Securities Dealers, Inc.), members of the dealers’ immediate families, and the dealers’ employee benefit plans;
• Certain trust companies, bank trust departments, and investment advisors that invest on behalf of their clients and charge account management fees;
• Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Funds; or
• Individuals investing distributions from tax-deferred savings and retirement plans.

The Advisor may also waive the sales charges for larger purchases or under certain conditions. Please contact the Advisor or the Distributor to determine eligibility for waived sales charges.

CLASS C SHARES

Class C Shares are sold at net asset value. The minimum initial investment is $1,000. The minimum additional investment is $100. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

INSTITUTIONAL CLASS SHARES

Institutional Class Shares are sold at net asset value. The minimum initial investment is $1,000,000. The minimum additional investment is $25,000. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

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PURCHASE AND REDEMPTION PRICE

Determining the Funds’ Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received, subject to the order being accepted by the Funds in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  Each Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  To the extent that the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  The NAV per share of each Fund is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange (“NYSE”).  The Funds do not calculate NAV on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation.

Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures.  To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds’ net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  The Trustees monitor and evaluate the Funds’ use of fair value pricing, and periodically review the results of any fair valuation under the Funds’ policies.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for each Fund.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through an authorized financial intermediary (such as a financial planner or advisor).  To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Funds on time.  Your financial intermediary may charge additional transaction fees for its services.

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Certain financial intermediaries have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Funds by the time they price their shares on the following business day.  The Funds are not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

PURCHASING SHARES

Purchases can be made directly from the Funds by mail or bank wire.  The Funds have also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Funds in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse to accept any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.

Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds, Administrator, and Transfer Agent.  The Funds will charge a $35 fee and may redeem shares of the Funds owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Funds, to:

Nile Funds
[Name of Fund]
[Class of Shares]
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund and Class on your check to ensure proper credit to your account.  The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Orders.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account

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identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature.  An investor may exchange shares of any Fund in which such investor holds shares for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Any such exchange will be made at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct any Fund in which such investor holds shares to exchange his shares by writing to the Fund at its principal office.  The request must be signed exactly as the investor’s name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series and class to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.  Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Share Certificates.  The Funds normally do not issue share certificates.  Evidence of ownership of shares is provided through entry in the Funds’ share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Funds will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor.  The Funds may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information.  In addition, if after opening the investor’s account the Funds are unable to verify the investor’s identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Funds close an investor’s account because the Funds could not verify the investor’s identity, the Funds will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Funds will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

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REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Nile Funds
[Name of Fund]
[Class of Shares]
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

(1)      Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)      Any required signature guarantees (see “Signature Guarantees” below); and

(3)      Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)   Name of Fund;
(2)   Class of Shares;
(3)     Shareholder name and account number;
(4)     Number of shares or dollar amount to be redeemed;
(5)   Instructions for transmittal of redemption proceeds to the shareholder; and (6)   Shareholder signature as it appears on the application on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds.  See “Signature Guarantees” below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds’ custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

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You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of a Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash.  Call or write the Funds for an application form.

Small Accounts.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds’ NAV per share.  Shareholders receiving them may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Funds’ election.

Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed, trading is restricted by the

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Securities and Exchange Commission (“SEC”), or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Funds’ shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds.  These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds’ portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Funds.  The Funds do not accommodate Frequent Trading.  Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor.  The Transfer Agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading.  The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in the respective Fund by the Funds’ refusal to accept further purchase and/or exchange orders from such investor.  The Funds’ policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000 on two or more occasions during a 60 calendar day period.  In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the respective Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

The Advisor intends to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”).  Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Funds.  Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Funds.  Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading.  In addition, the policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Funds and redeems immediately after recognizing the error).  The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was a result of an inadvertent error.  In such a case, the Advisor may choose to accept further purchase and/or exchange orders from such investor account.

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OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds’ SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2009) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

Because the Funds are newly organized, there is no financial or performance information in this prospectus.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

20

ADDITIONAL INFORMATION

The Nile Africa Mutual Funds

Additional information about the Funds is available in the Funds’ SAI, which is incorporated by reference into this prospectus.  Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ SAI and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863

By mail:	Nile Africa Mutual Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365

By e-mail:	shareholders@ncfunds.com

On the Internet:	www.nilefunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

Nile Africa Mutual Funds

Nile Pan Africa Equity Fund
Nile East and Southern Africa Fund
Nile West Africa Fund
Nile Africa Natural Resources Fund

[______________], 2009

Each a series of the
Starboard Investment Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069

Telephone 1-800-773-3863

TABLE OF CONTENTS

Page

OTHER INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	10
PORTFOLIO TRANSACTIONS	11
DESCRIPTION OF THE TRUST	12
MANAGEMENT AND OTHER SERVICE PROVIDERS	13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	22
SPECIAL SHAREHOLDER SERVICES	27
DISCLOSURE OF PORTFOLIO HOLDINGS	27
NET ASSET VALUE	28
ADDITIONAL TAX INFORMATION	29
FINANCIAL STATEMENTS	31
APPENDIX A – DESCRIPTION OF RATINGS	32
APPENDIX B – PROXY VOTING POLICIES	36

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Nile Africa Mutual Funds, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Nile Africa Mutual Funds should be made solely upon the information contained herein.  Copies of the Nile Africa Mutual Funds’ prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Nile Africa Mutual Funds’ prospectus.

OTHER INVESTMENT POLICIES

Starboard Investment Trust (“Trust”) was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Nile Pan Africa Equity Fund (the “NPAE Fund”), Nile East and Southern Africa Fund (the “NESA Fund”), Nile West Africa Fund (the “NWA Fund”) and Nile Africa Natural Resources Fund (the “ NANR Fund”; together with the NPAE Fund, the NESA Fund and the NWA Fund are collectively referred to herein as the “Funds” or each a “Fund”) are separate, non-diversified series of the Trust.  The Funds’ investment advisor is Nile Capital Management, LLC (the “Advisor”).  The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds’ investment program will be successful.  Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Funds’ prospectus and this Statement of Additional Information.

Exchange Traded Funds.   Although the Funds do not intend to invest in exchange traded funds (“ETF ”) in the next year, the Advisor may determine that it is in the best interests of each Fund and their respective shareholders for the Funds to make such an investment. An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds’ expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds’ net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Equity Securities.  The equity portion of a Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of a Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Funds invest  may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

African Investment Risk .  As stated in the prospectus, certain of the risks associated with international investments are heightened for investments in African countries. Investment in the securities of African issuers may increase the volatility of the Funds’ net asset value. Certain markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in African countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with other U.S. regulatory requirements for open end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Funds, limit the degree to which the Funds may diversify among securities, industries and countries and may have an adverse impact on the investment performance of the Funds.

Certain economies in African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in African countries. This could affect private sector companies and the Funds, as well as the value of securities in the Funds’ portfolios.

The legal systems in certain African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain African countries. The Funds, therefore, may be liable in certain African countries for the acts of a corporation in which it invests for an amount greater than the Funds’ actual investment in that corporation. Similarly, the rights of investors in African issuers may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in an African country.

Some of the currencies of African countries have experienced devaluation relative to the U.S. dollar and major adjustments have been made periodically in certain currencies. Certain African countries face serious exchange constraints.

There is a relative lack of publicly available information about African issuers, and such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. issuers. In addition, inflation accounting rules in some African countries require, for issuers that keep accounting records in the local currency, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. The requirement is for both tax and accounting purposes. Inflation accounting indirectly may generate losses or profits for certain African issuers.

Fund management may determine that, even though investment criteria are otherwise favorable, it may not be practicable or appropriate to invest in a particular African country. The Funds may invest in countries in which foreign investors, including Fund management, have had no or limited prior experience.

Some African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. There can be no assurance that the Funds will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Funds’ purchase of those securities may have an adverse effect on the value of those securities. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Funds. For example, the Funds may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Funds. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Funds may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time. A credit risk may also be involved if a Fund invests in securities of issuers in certain African countries where — pursuant to market practice, local law or exchange requirement or the terms of the specific securities transaction itself — a Fund is required to make a cash payment to an issuer, or its agent, prior to delivery of the securities. In these circumstances, there can be no guarantee that the Fund actually will receive the full amount of the securities expected to be allocated to the Fund, or that the Fund will be able to retrieve its cash payment in the event that the issuer, or its agent, defaults in its obligation to deliver the securities.

Substantial limitations may exist in certain African countries with respect to a Fund’s ability to repatriate investment income, capital or proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investment. Securities that are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments discussed in “Illiquid Securities” below.

Money Market Instruments.  The Funds may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Funds.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Funds may invest in all types of debentures, including corporate and government debentures.

Derivative Instruments Risk.  When the Funds enter into short sales, options, futures, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the Funds’ gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.

The Funds’ ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Funds’ prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded.  Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position.  In an illiquid market, the Funds may:

•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

If the Advisor incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives.  For example, if the Funds were to write a call option based on the Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Funds were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Short Sales.  The Funds may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which the Funds sell a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover the short position, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, the Funds will, in compliance with Section 18 of the 1940 Act and SEC Release 10666, segregate liquid assets (such as cash and U.S. Government securities) on the Funds’ books or in a segregated account at the Funds’ custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the

Funds will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Funds’ short sale obligations, additional assets will be segregated to ensure adequate coverage of the Funds’ short position obligations.  If the Funds do not have the assets to cover a short sale, then the Funds’ potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

In addition, the Funds may make short sales “against the box.”  A short sale is against the box to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Funds will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Options.  The Funds may purchase and write put and call options on securities.  A Fund may write a call or put option only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Funds seek to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Funds may be unable to close out a position.

Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Funds, upon entering into a futures contract (and to maintain the Funds’ open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Funds are expected to earn interest income on initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Funds to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Swaps.  The Funds may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities.  The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price.  In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Funds could incur a short-term gain or loss.

Repurchase Agreements.  A repurchase transaction occurs when, when an investor purchases a security (normally a U.S. Treasury obligation), it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral.  The Funds’ risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.

Illiquid Investments.  The Funds may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor determines the liquidity of the Funds’ investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds’ investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds’ rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains.  If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rates for the Funds are expected to be less than 100%.

Lending of Portfolio Securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances.  The Funds may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.   The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral .   While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income.  Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral .   It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan.  Loans are subject to termination at the option of the Funds or the borrower at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Funds’ loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers.  Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Temporary Defensive Positions.  The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.

INVESTMENT LIMITATIONS

Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of a Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

Fundamental Restrictions.  As a matter of fundamental policy, each Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)
Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;

(8)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(9)	The Funds will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Funds’ total assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Advisor shall manage the Funds’ portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Funds (“Advisory Agreement”), which is described in detail under “Management and Other Service Providers – Investment Advisor.”  The Advisor serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for each Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds.  Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.

The Funds may invest in securities traded in the over-the-counter market.  In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds’ interest.

Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Funds.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of seven series: the NPAE Fund, the NESA Fund, the NWA Fund and the NANR Fund managed by the Advisor; the FMX Growth Allocation Fund and FMX Total Return Fund managed by FolioMetrix; and the Caritas All-Cap Growth Fund managed by Caritas Capital LLC.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.   The shares in the NPAE Fund, the NESA Fund, the NWA Fund and the NANR Fund have been divided into three classes, which are described in the prospectus: Class A Shares, Class C Shares and Institutional Class Shares. When issued for payment as described in the Funds’ prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.   The Trust has adopted an Amended and Restated Rule 18f-3 Multi-class Plan that contains the general characteristics of and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson (77)	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	7
Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. (56)	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	7
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

J. Buckley Strandberg (49)	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management).	7	None
Other Officers
Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	President (Nile Africa Funds)	Since [PENDING / 09]
Managing Principal and Chief Investment Officer of Nile Capital Management LLC since July 2009;  Managing Director at Proxima Alfa Investments (USA) LLC since 2005; Principal at Barclays Global Investors from 1999-2004
				n/a	n/a
Robert Roach 623 Fifth Avenue, 14 th floor New York, NY 10022	Treasurer (Nile Africa Funds)	Since [ PENDING / 09 ]	COO and CFO of Nile Capital Management LLC since 2009; CEO of Nile Capital LLC since 2005; CEO & FINOP of MCC Securities from 2004-2008	n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
D. Jerry Murphey 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Daniel J. Boverman 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 7/09
COO and CFO of FolioMetrix, LLC since 2009; Principal of Boverman & Associates, LLC (management consulting) since 2009; previously, Senior Financial Executive for Glass & Associates, Inc. (management consulting).
				n/a	n/a
Robert G. Fontana 5950 Fairview Road Suite 610 Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).
				n/a	n/a
T. Lee Hale, Jr.	Chief Compliance Officer	Since 7/09	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a
Angela D. Mincher	Assistant Treasurer	Since 7/09	Systems Analyst for The Nottingham Company since 2005; previously, Fund Accountant for The Nottingham Company.	n/a	n/a

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary.  The Audit Committee also serves as the Trust's qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee will meet only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how a Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Funds, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee will meet only as necessary.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2008 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the NPAE Fund	Dollar Range of Equity Securities in the NESA Fund	Dollar Range of Equity Securities in the NWA Fund	Dollar Range of Equity Securities in the NANR Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Jack E. Brinson	A	A	A	A	A
James H. Speed, Jr.	A	A	A	A	A
J. Buckley Strandberg	A	A	A	A	A

* Includes all the funds of the Trust managed by the Advisor.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2008, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following table reflects the amount of estimated compensation to be received by each Trustee for the fiscal year to end May 31, 2010.

Name of Trustee	Aggregate Compensation From each Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Independent Trustees
Jack E. Brinson	$2,000	None	None	$14,000
James H. Speed, Jr.	$2,000	None	None	$14,000
J. Buckley Strandberg	$2,000	None	None	$14,000

*Each of the Trustees serves as a Trustee to all series of the Trust.

Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor’s code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Advisor’s code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-773-3863; and (ii) on the SEC’s website at http://www.sec.gov.

Principal Holders of Voting Securities.  As of [_______], 2009, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) [100%]of the then outstanding shares of the NPAE Fund, the NESA Fund, the NWA Fund and the NANR Fund.  On the same date, the following shareholders owned of record more than 5% of each class of outstanding shares of beneficial interest of the Funds.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Funds as of [______], 2009.

NPAE Fund

Name and Address of                                     Amount and Nature of
Beneficial Owner                                         Beneficial Ownership                                          Percent of Class

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class A Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class C Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Institutional Class Shares	100%*

NESA Fund

Name and Address of                                     Amount and Nature of
Beneficial Owner                                         Beneficial Ownership                                          Percent of Class

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class A Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class C Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Institutional Class Shares	100%*

NWA Fund

Name and Address of                                    Amount and Nature of
Beneficial Owner                                         Beneficial Ownership                                          Percent of Class

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class A Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class C Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Institutional Class Shares	100%*

NANR Fund

Name and Address of                                     Amount and Nature of
Beneficial Owner                                         Beneficial Ownership                                          Percent of Class

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class A Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Class C Shares	100%*

Larry Seruma 623 Fifth Avenue, 14 th floor New York, NY 10022	[____] Institutional Class Shares	100%*

*Deemed a “control person” of the Fund as defined by applicable SEC regulations.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.

Investment Advisor.  Information about the Advisor, Nile Capital Management, LLC of 623 Fifth Avenue, 14th Floor, New York, NY 10022, and its duties and compensation as Advisor is contained in the Funds’ prospectus.  The Advisor supervises the Funds’ investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  Larry Seruma, Andy Chen and Marc Wiersum are responsible for the day-to-day management of the Funds’ portfolios.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 1.95% of each Fund’s net assets.

Portfolio Managers.    The Funds’ portfolios will be managed on a day-to-day basis by Larry Seruma .  In this role, Mr. Seruma will be assisted by a team of investment professionals including Andy Chen and Marc Wiersum .

Compensation.  Each portfolio manager’s compensation varies with the general success of the Advisor as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor’s assets under management.  Each portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of Fund Shares.  The table below shows the amount of each Fund’s equity securities beneficially owned by each portfolio manager as of [____], 2009 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Larry Seruma	NPAE	B
	NESA	B
	NWA	B
	NANR	B
Andy Chen	NPAE	A
	NESA	A
	NWA	A
	NANR	A

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Marc Wiersum	NPAE	A
	NESA	A
	NWA	A
	NANR	A

Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on each Fund’s average daily net assets.  For the NPAE Fund, the annual rate is [__]% if the average daily net assets are under $[__] million and gradually decreases to an annual rate of [__]% if the average daily net assets of $[__] or more.  For the NESA Fund, the annual rate is [__]% if the average daily net assets are under $[__] million and gradually decreases to an annual rate of [__]% if the average daily net assets of $[__] or more. For the NWA Fund, the annual rate is [__]% if the average daily net assets are under $[__] million and gradually decreases to an annual rate of [__]% if the average daily net assets of $[__] or more.  For the NANR Fund, the annual rate is [__]% if the average daily net assets are under $[__] million and gradually decreases to an annual rate of [__]% if the average daily net assets of $[__] or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

The Administrator’s responsibilities include the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.  The Administrator also provides certain accounting and pricing services for the Funds.

Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Distributor.  The Funds will conduct a continuous offering of their securities.  Capital Investment Group, Inc. (“Distributor”), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which each Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.   The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds’ shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Funds.

Rule 12b-1 Plan

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for each Fund (the “Plan”).  Pursuant to the Plan, the Funds are authorized to pay the Distributor a fee at an annual rate of 0.25 % of average daily net assets of each Fund attributable to its Class A Shares and 1.00% of average daily net assets of the each Fund attributable to its Class C Shares as compensation for the Distributor’s sales of the Fund.  The 0.25% fee for the Class A Shares is comprised of a 0.25% service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.   Such fees are to be paid by the Funds monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the each Fund attributable to its Class A Shares and the Class C Shares, respectively, during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.  The Funds charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the each Fund attributable to its Class A Shares and 1.00% of average daily net assets of the each Fund attributable to its Class C Shares.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or each Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of each Fund.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of each Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Funds at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Custodian.  Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for the Funds’ assets.  The custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by the Funds.  The Custodian’s compensation is subject to a minimum annual amount of $5,000 for each Fund.

Compliance Services Administrator.  The Trust has entered into an compliance services arrangement with Nottingham Compliance Services, LLC (“NCS”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which NCS, an affiliate of the Administrator, will assist the Trust’s Chief Compliance Officer in preparing and updating the Trust’s compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust’s compliance manual.  Fees paid to NCS for these compliance services are paid by the Administrator.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BrookWeiner, L.L.C.  to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds’ federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Malik Law Group LLC serves as legal counsel to the Trust and the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Funds’ prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Funds’ prospectus:

Purchases.  Shares of the Funds are offered and sold on a continuous basis.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” above.  The net asset value per share of the Funds is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Funds reserve the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Funds and their shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Funds’ prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Purchases In Kind.  The Funds may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Funds’ Net Asset Value” in the Funds’ prospectus.

Sales Charges.   The public offering price of Class A Shares of the Funds equals net asset value plus a sales charge.  The Distributor receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction at Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions As % of Public Offering Price
Less than $250,000	6.10%	5.75%	5.50%
$250,000 to $500,000	4.71%	4.50%	4.25%

Amount of Transaction at Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions As % of Public Offering Price
Less than $250,000	6.10%	5.75%	5.50%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers that have agreements with the Distributor.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA.  None of the aforementioned compensation is paid for by the Funds or its shareholders.

Reduced Sales Charges

Concurrent Purchases.   For purposes of qualifying for a lower front-end sales charge for Class A Shares, investors have the privilege of combining concurrent purchases of the Funds and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge.  For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Class A Shares in a Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.   Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares at the public offering price applicable to the total of (i) the total public offering price of the Class A Shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent.   Investors may qualify for a lower sales charge for Class A Shares by executing a letter of intent.  A letter of intent allows an investor to purchase Class A Shares of a Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Funds to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required (or subsequent purchases, if necessary)

shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Prospectus for the Class A Shares or is otherwise available from the Administrator or the Distributor.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments.   Investors may reinvest, without a sales charge, proceeds from a redemption of Class A Shares in Class A Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption.  If the other fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference.  In addition, the shares of the Fund to be acquired must be registered for sale in the investor’s state of residence.  The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups.   Reductions in front-end sales charges apply to purchases by a single “person,” including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a “qualified group.”  The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased.  For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the “related parties” of such company.  For purposes of this paragraph, a “related party” of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director, or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value.   To encourage investment in the Funds, the Funds may sell Class A Shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Funds, and the Advisor, employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor.  Clients of investment advisors and financial planners may also purchase Class A Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor.  The public offering price of Class A Shares of the Funds may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Redemptions.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Funds’ prospectus under “Redeeming Fund Shares,” the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ prospectus from time to time or to close a shareholder’s account if the Funds are unable to verify the shareholder’s identity.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $5,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Funds’ prospectus, or are available by calling the Funds.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Funds’ prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon 60-days’ written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-773-3863 or by writing to:

Nile Africa Mutual Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365

Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES

The Funds offer the following special shareholder services:

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Funds’ prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.

Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Funds may accept investments in the Funds with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds’ policy, the Funds and Advisor generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Funds and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Funds will make available to the public a complete schedule of the Funds’ portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Funds’ fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863.  The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in

Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and complete portfolio holdings as of the end of each calendar month.  The Funds will generally make this information available to the public on a website at http://www.ncfunds.com within ten days of the end of the calendar month and such information will remain available until new information for the next month is posted.  The Funds may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Funds’ website.

The officers of the Funds and/or Advisor may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Funds’ prospectuses and statement of additional information, and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc., financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  The Funds and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Funds may elect to disclose such information to other third parties if the Advisor determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Funds’ policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Administrator are required to report to the Trustees any known disclosure of the Funds’ portfolio holdings to unauthorized third parties.  The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

NET ASSET VALUE

The net asset value and net asset value per share of each class of shares of the Funds (“Class”) normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier.  The Funds’ net asset value is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Funds will not be calculated.

In computing the Funds’ net asset value, all liabilities incurred or accrued are deducted from its net assets.  The resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result is the net asset value per share of the Funds.

Values are determined according to accepted accounting practices and all laws and regulations that apply.  The assets of the Funds are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds and the classes of the Funds are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In valuing the Funds’ total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and its shareholders that are not described in the Funds’ prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders or any particular category of shareholders.  The discussions here and in the Funds’ prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Funds, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Funds must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Funds from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Funds’ business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Funds in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of a Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of a Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2010, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Funds designate a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Funds, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Funds’ taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Funds is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Funds declare a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Funds intend to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2010, to the extent of the Funds’ current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2009) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

Depending upon the extent of the Funds’ activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

FINANCIAL STATEMENTS

Because the Funds are newly organized, there is no financial information in this SAI.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS

The Funds may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

Trust’s Proxy Voting Disclosure Policy

Introduction

The Trust has adopted a Proxy Voting Policy used to determine how the funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each fund has, subject to the oversight of the Trust’s Board, delegated to its respective Advisor the following duties: (1) to make the proxy voting decisions for the fund; and (2) to assist the funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act.

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of a fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Advisor’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as described above).

The Advisor has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the funds.

I.           Specific Proxy Voting Policies and Procedures

A.   General

The Trust and the funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the funds are committed to voting corporate proxies in the manner that best serves the interests of the fund’s shareholders.

B.           Delegation to the Advisor

The Trust’s believes that each fund’s Advisor is in the best position to make individual voting decisions for the funds consistent with this Policy.  Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties:

1. to make the proxy voting decisions for the applicable funds; and
2. to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Advisor’s Proxy Voting and Disclosure Policy (the “Advisor Voting Policy”) as it relates to the applicable funds.  The Board must also approve any material changes to the Advisor Voting Policy no later than six (6) months after adoption by the Advisor.

C.           Conflicts

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Advisor Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as defined below).

II.           Fund Disclosure

A.           Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The funds shall disclose this Policy to their respective shareholders.  The funds will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The funds will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.           Disclosure of each Fund’s Complete Proxy Voting Record

Each fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

Each fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i)             The name of the issuer of the portfolio security;
(ii)            The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)           The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)           The shareholder meeting date;
(v)            A brief identification of the matter voted on;
(vi)           Whether the matter was proposed by the issuer or by a security holder;
(vii)          Whether the fund cast is vote on the matter;
(viii)         How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)            Whether the fund cast its vote for or against management.

Each fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the fund’s website, if applicable.  If a fund discloses its proxy voting record on or through its website, the fund shall post the information disclosed in the Trust’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust’s website at a specified Internet address; and (2) on the SEC’s website.  If a fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.           Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)  A copy of this Policy;
(ii)  Proxy Statements received regarding each fund’s securities;
(iii)  Records of votes cast on behalf of each fund; and
(iv)  A record of each shareholder request for proxy voting information and the applicable fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

The funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.           Proxy Voting Committee

A. General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how each fund should cast its vote, if called upon by the Board, when a matter with respect to which the fund is entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B. Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.           Other

This Policy may be amended, from time to time, as determined by the Board.

Proxy Voting Policies and Procedures of Nile Capital Management, LLC

Adopted:[                      , 2009]

[TO BE INSERTED]

PART C

FORM N-1A

OTHER INFORMATION

ITEM 23.                      Exhibits

(a)	Declaration of Trust (“Trust Instrument”).1

(b)	By-Laws.1

(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement between Registrant and Caritas Capital, LLC, as investment advisor for the Caritas All-Cap Growth Fund.2

(d)(2)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the FMX Growth Allocation Fund.3

(d)(3)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the FMX Total Return Fund.3

(d)(4)	Investment Advisory Agreement between Registrant and Nile Capital Management, LLC, as investment advisor for the Nile Pan Africa Equity Fund.6

(d)(5)	Investment Advisory Agreement between Registrant and Nile Capital Management, LLC, as investment advisor for the Nile East and Southern Africa Fund.6

(d)(6)	Investment Advisory Agreement between Registrant and Nile Capital Management, LLC, as investment advisor for the Nile West Africa Fund.6

(d)(7)	Investment Advisory Agreement between Registrant and Nile Capital Management, LLC, as investment advisor for the Nile Africa Natural Resources Fund.6

(e)(1)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.2

(f)	Not Applicable.

(g)(1)	Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(2)	First Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(3)	Second Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(4)	Third Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(5)	Fourth Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(6)	Fifth Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(7)	Custodian Agreement (Foreign & Domestic Securities) between the Registrant and Union Bank, N.A., as custodian for the Registrant.2

(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Caritas All-Cap Growth Fund 2

(h)(2)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(h)(3)
Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund.6

(h)(4)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.2

(h)(5)	Expense Limitation Agreement between the Registrant and Caritas Capital, LLC as investment advisor for the Caritas All-Cap Growth Fund.2

(i)	Opinion and Consent of counsel.3

(j)	Consent of the independent public accountants.5

(k)(1)	Balance Sheet of the FMX Growth Allocation Fund dated August 11, 2009.4

(k)(2)	Balance Sheet of the FMX Total Return Fund dated August 11, 2009.4

(l)(1)	Initial Subscription Agreement for the Caritas All-Cap Growth Fund.2

(l)(2)	Initial Subscription Agreement for the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(l)(3)	Initial Subscription Agreement for the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund.6

(m)(1)	Distribution Plan under Rule 12b-1 for the Caritas All-Cap Growth Fund.2

(m)(2)	Distribution Plan under Rule 12b-1 for the Nile Pan Africa Equity Fund.6

(m)(3)	Distribution Plan under Rule 12b-1 for the Nile East and Southern Africa Fund.6

(m)(4)	Distribution Plan under Rule 12b-1 for the Nile West Africa Fund.6

(m)(5)	Distribution Plan under Rule 12b-1 for the Nile Africa Natural Resources Fund.6

(n)	Multiple Class Plan Pursuant to Rule 18f-3.6

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.2

(p)(2)	Code of Ethics for Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund.2

(p)(3)	Code of Ethics for FolioMetrix, LLC, investment advisor to the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(p)(4)
Code of Ethics for Nile Capital Management, LLC, investment advisor to the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund.6

(q)	Copy of Powers of Attorney.2

______________________________

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.

2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.

3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on August 19, 2009.

4.	Incorporated herein by reference to Pre-Effective Amendment No.5 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2009.

5.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on October 1, 2009.

6.	To be filed by amendment.

ITEM 24.    Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.    Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors’ and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26.   Business and other Connections of the Investment Advisor

See the section of the Prospectuses entitled “Management of the Funds – The Investment Advisor” and the section of the Statements of Additional Information entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.

ITEM 27.   Principal Underwriter

(a)
Capital Investment Group, Inc. is underwriter and distributor for The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Focused Advantage Fund, The Hillman Advantage Equity Fund, Tilson Dividend Fund, Tilson Focus Fund, the Giordano Fund, and NCM Capital Mid-Cap Growth Fund.

(b)
Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.

ITEM 28.    Location of Accounts and Records

All account books and records not normally held by Union Bank, N.A., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.

The address of Union Bank, N.A., is 350 California Street, 6th Floor, San Francisco, California 94104.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.   The address of FolioMetrix, LLC, investment advisor to the FMX Growth Allocation Fund and the FMX Total Return Fund, is 9940 SW Arborcrest Way,

Portland, Oregon 97225.  The address of Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund, is 5950 Fairview Road, Suite 610, Charlotte, North Carolina  28210.  The address for Nile Capital Management, LLC, investment advisor to the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund, is 623 Fifth Avenue, 14th Floor, New York, NY 10022.

ITEM 29.     Management Services

None.

ITEM 30.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 12th day of November, 2009.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

__________*__________________ Jack E. Brinson	Trustee and Chairman	November 12, 2009

__________*__________________ James H. Speed, Jr.	Trustee	November 12, 2009

__________*__________________ J. Buckley Strandberg	Trustee	November 12, 2009

_________*___________________ D. J. Murphey	President, FMX Total Return Fund and FMX Growth Allocation Fund	November 12, 2009

_________*___________________ Daniel J. Boverman	Treasurer, FMX Total Return Fund and FMX Growth Allocation Fund	November 12, 2009

_________*___________________ Robert G. Fontana	President, Caritas All-Cap Growth Fund	November 12, 2009

/s/ Angela D. Mincher Angela D. Mincher	Assistant Treasurer	November 12, 2009

*By:/s/ A. Vason Hamrick A. Vason Hamrick, Secretary Attorney-in-Fact	Dated: November 12, 2009